RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2025
Related Party Transactions [Abstract]
Schedule of relationship of related parties
Name of Related Party	Relationship to the Company
Ms. Fan Zhou	Formerly Controlling shareholder of the Company, ceased on April 15, 2023, Director of the Company
Kelly Xu	Operation manager and minority shareholder of Lowell
Katy Liu	Employee of the Company
XiYong Hou	Employee of the Company
HuiMin Luo	Employee of the Company
JunFeng Li	Operation manager and minority shareholder of Yuanjian Trillion (GuangZhou) Health Industry Investment Co., Ltd
Changleshuang Biotechnology (Guangzhou) Limited (“Changleshuang”)
49% non-controlling shareholder of Guangzhou Yuanjian,
The payable to Changleshuang Biotechnology (Guangzhou) Co., Ltd. of is for the purchase of products such as probiotics, prebiotics, collagen-fixed beverages, composite prebiotic beverages, Kangweili "Good Nutrition Time," and Kangweili undenatured collagen special dietary tablets from Changleshuang (Guangzhou) Co., Ltd. The settlement period for all the aforementioned products is 8 months, with a maximum of 18 months, and no interest will be charged within this 18-month period.

Schedule of due from related party
(1) Due from related party

As of March 31, 2025 and 2024, due from related party consists of the following:

	March 31,	March 31,
	2025	2024
Due from Kelly Xu (Lowell Academy)	$-	$76,888
XiYong Hou	433,507	-
Total	$433,507	$76,888

Schedule of due to related parties
	March 31,	March 31,
Name	2025	2024

Ms. Fan Zhou (a)	$164,885	$3,872
Katy Liu (b)	229,706	322,768
HuiMin Luo (c)	97,273	-
JunFeng Li (d)	11,262	-
Total	$503,126	$326,640

(a)
The balance represented unsecured, due on demand and interest free borrowings between the Company and the formerly controlling shareholder, Ms. Fan Zhou. Ms. Fan Zhou ceased to be the Controlling shareholder on April 15, 2024 and transferred all her equity interest of the Company to another individual who is related to Ms. Fan Zhou.

(b)
On April 1, 2023, the Company entered a two-year loan agreement with one employee, and agreed to pay back the principal balance of $229,706 (C$330,275) plus the accrued interest of 64,258 (C$87,000) at the maturity date. As at March 31, 2025, the balance of 229,706 was outstanding with an interest rate of 20% annual after the maturity date.

(c)	The balance represented unsecured, due on demand and interest free borrowings between the Company and Ms. Huimin Luo.
(d)	The balance represented unsecured, due on demand and interest free borrowings between the Company and Mr. Junfeng Li.

Schedule Of Related Party Transactions With Changleshuang	(3) Related party transactions with Changleshuang
	March 31,	March 31,
	2025	2024
Accounts payable - RP	$1,086,445	$-
Cost of products	$980,915	$-